Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Accounts receivable	$ 5,386,607	$ 5,401,944
Provision for doubtful accounts	(356,167)	(220,733)
Net accounts receivable	$ 5,030,440	$ 5,181,211